Oppenheimer
Convertible Securities Fund
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Prospectus dated April 30, 2002

                                                                      Oppenheimer Convertible Securities Fund is a
                                                             mutual fund that seeks a high level of total return as
                                                             its goal, through a combination of current income and
                                                             capital appreciation. It invests primarily in
                                                             securities that are convertible into common stock.

                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             Prospectus carefully before you invest and keep it for
As with all mutual funds, the Securities and Exchange        future reference about your account.
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

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                                                                                         (logo) OppenheimerFunds
The Right Way to Invest

36

Contents

         A B O U T  T H E  F U N D

                  The Fund's Investment Objective and  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                           A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class M Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation.
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WHAT DOES THE FUND  MAINLY  INVEST IN? As a matter of  non-fundamental  policy  that  shall not be changed  without advance notice to shareholders,  the Fund invests,  under normal market conditions,  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in  convertible  securities.  Those  convertible  securities  include domestic and (to a limited  extent)  foreign  corporate  bonds,  notes,  warrants and preferred  stocks that can be exchanged  for  (converted  into) common stock of the issuer.  The Fund can invest  without  limit in  lower-grade, high-yield  convertible debt securities,  sometimes called "junk bonds," and many of the convertible bonds the Fund buys are below investment grade.

         The Fund has no limitations  on the range of maturities of the debt  securities in which it can invest and therefore  may hold bonds with short-,  medium- or long-term  maturities.  Although the Fund  currently  emphasizes investments  in smaller cap issuers,  it does not limit its  investments  to  securities of issuers in a particular market capitalization range and can hold securities of small-cap, medium-cap and large-cap issuers.

         While the Fund can also invest up to 20% of its net assets in  non-convertible  debt securities and common stocks,  not more than 15% of its net assets can be invested  in common  stocks  that do not pay  dividends.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL? In selecting  securities for the Fund, the
Fund's  portfolio  manager  uses  a  disciplined,   value-oriented  investment  approach  based  on  a  fundamental
"bottom-up"  analysis of the  financial  condition of  individual  issuers  rather than overall  market or industry conditions or trends.  The portfolio  manager  currently focuses on the factors below (which may vary in particular cases and may change over time):

o        The portfolio  manager analyzes the balance sheet strength of individual  issuers,  including  current and historic financial  condition,  trading activity in their securities,  present and anticipated cash flows, estimated  values in  relation  to  historic  cost,  the  issuer's  managerial  expertise,  debt  maturity schedules,  current and future  borrowing  requirements  and any change in its condition that might affect its ability to meet future obligations.
o        The  portfolio  manager  searches  for  convertible  debt  securities  that might offer  participation  in equity-like returns without excessive price volatility.
o        To avoid the volatility of owning stocks  directly,  the portfolio  manager  generally  sells stocks after they are obtained by converting securities the Fund held.
o        While the Fund is not  required  to sell  securities  to  maintain  80% of its net  assets in  convertible securities,  if its  investments in  non-convertible  securities,  cash and common stock exceed 20% of net assets it will make new investments only in convertible securities until the 80% standard is met.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed  primarily  for  investors  seeking high total return over the long term from a fund that invests for both current  income and capital  appreciation  in  convertible  securities.
Those  investors  should be  willing  to assume the credit  risks of a fund that  typically  invests a  significant amount of its assets in  lower-grade  bonds and the  changes in share  prices  that can occur when  interest  rates change. The Fund is intended as a long-term  investment,  not a short-term trading vehicle,  and may be appropriate as part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of factors,  described below.  There is also the risk that poor security  selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK.  Debt  securities  are subject to credit  risk.  Credit risk relates to the ability of the issuer of a security to make  interest  and  principal  payments on the security as they become due. If the issuer fails to pay interest,  the Fund's  income  might be  reduced,  and if the issuer  fails to repay  principal,  the value of that security and of the Fund's shares might be reduced.  Debt  securities  and preferred  stocks issued by domestic and foreign  corporations  are subject to risks of default.  A downgrade in an issuer's  credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Risks of  Lower-Grade  Securities.  Because the Fund can invest  without  limit in  securities  rated below investment  grade to seek high  income,  the Fund's  credit risks are greater than those of funds that buy only  investment-grade  bonds.  Lower-grade debt securities may be subject to greater market  fluctuations and greater  risks of loss of income and  principal  than  investment-grade  debt  securities.  Securities that are (or that have fallen)  below  investment  grade are exposed to a greater risk that the issuers of those  securities  might not meet their debt  obligations.  The  market for these  securities  may be less liquid,  making it difficult  for the Fund to sell them quickly at an  acceptable  price.  These risks can reduce the Fund's share prices and the income it earns.

 Special Risks of Small-Cap Issuers.  While the Fund can buy convertible  securities of companies of small,  medium or  large  market  capitalizations,  investments  in  small-capitalization  companies  may  offer  greater potential for high total return than  securities of larger  issuers,  and at times the Fund may have large investments in convertible  securities of small-cap  issuers.  These securities may have less of a trading market and may be subject to greater risks of default than securities of larger issuers.

INTEREST RATE RISKS.  The values of debt  securities are subject to change when  prevailing  interest rates change.
When interest rates fall, the values of  already-issued  debt securities  generally rise. When interest rates rise, the values of  already-issued  debt  securities  generally  fall,  and they may sell at a discount  from their face amount.  The magnitude of these  fluctuations  will often be greater for debt securities  having longer  maturities than for  shorter-term  debt  securities.  The Fund's  share  prices can go up or down when  interest  rates change because of the effect of the changes on the value of the Fund's  investments in debt securities.  Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

STOCK MARKET RISKS.  Because most of the Fund's  investments are convertible  into common stock,  the prices of the
Fund's  investments  in  convertible  securities  are  sensitive  to events that affect the values of the  issuer's common stock. Those can include broad stock market events as well as events affecting the particular  issuer,  such as poor earnings reports,  loss of major customers,  major litigation,  or regulatory  changes affecting the issuer or its industry.  The income offered by  fixed-income  securities can help reduce the effect of that  volatility on the Fund's total return to some degree,  but the prices of the Fund's  convertible  securities  will be affected by those events.

THERE ARE SPECIAL RISKS IN USING DERIVATIVE  INVESTMENTS.  The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived  from) the value of an underlying  asset,  interest  rate or index.  Options,  structured notes, and equity-linked debt securities are examples of derivatives the Fund can use.

         If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.
Also, the  underlying  security or investment on which the derivative is based,  and the derivative  itself,  might not perform the way the Manager  expected it to perform.  If that  happens,  the Fund's  share prices could fall or the Fund  could  get less  income  than  expected.  The  Fund has  limits  on the  amount  of  particular  types of derivatives  it can hold and is not required to use them to seek its  objective.  Using  derivatives  can cause the
Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the overall risk profile of the Fund and can affect the value of the Fund's  investments,  its  investment  performance,  and the prices of its  shares.
Particular  investments  and  investment  strategies  also have risks.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The  values of debt  securities,  particularly  lower-grade  securities,  can be  affected  by a number of factors,  such as interest  rate changes and other market  factors,  and the prices of the Fund's  shares can go up and down. The income from the Fund's  investments  may help cushion the Fund's total return from changes in prices, but debt  securities  are subject to credit risks that can also affect their values and income and the share prices of the Fund.  In the  OppenheimerFunds  spectrum,  the Fund  generally  has more  risks  than bond funds that focus primarily on U. S.  government  securities  and  investment-grade  bonds but may be less  volatile  than funds that focus solely on investments in stocks.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class M shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of
                                                                                  -
broad-based market indices.  The after-tax returns are shown for Class M shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.
The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                              Annual Total Returns (Class M) (as of 12/31 each year)

                  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 16.47% (4th Qtr99) and the lowest return (not annualized) for a calendar quarter was -10.70% (3rd Qtr98).

--------------------------------------------- ------------------------- ------------------------- -------------------------
Average Annual Total Returns                           1 Year                   5 Years                   10 Years
                                               (or life of class, if     (or life of class, if     (or life of class, if
for the periods ended December 31, 2001                less)                     less)                     less)
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class M Shares (inception 6/3/86)
  Return Before Taxes                                  -6.85%                    5.80%                     11.14%
  Return After Taxes on Distributions                  -8.41%                    2.79%                     8.14%
  Return  After Taxes on  Distributions  and           -4.18%                    3.43%                     7.92%
  Sale of Fund Shares
--------------------------------------------- ------------------------- ------------------------- -------------------------
Lehman Bros. Aggregate Bond Index (reflects            8.44%                     7.43%                     7.23%1
no deduction for fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
Goldman   Sachs   Convertible   Bond   Index
(reflects  no deduction  for fees,  expenses           -8.12%                    7.86%                    10.75%1
or taxes)
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class A Shares (inception 5/1/95)                      -8.86%                    5.76%                     8.13%
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class B Shares (inception  5/1/95)                     -8.58%                    5.93%                     8.36%
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class C Shares (inception 3/11/96)                     -4.90%                    6.22%                     6.69%
--------------------------------------------- ------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                     -3.95%2                     N/A                       N/A
--------------------------------------------- ------------------------- ------------------------- -------------------------
1 From 12/31/91.
2 Total returns for Class N shares are cumulative and are not annualized.

Class M shares were first  publicly  offered 6/3/86 as Class A shares and were  re-designated  as Class M shares on
3/11/96.  The Fund's Class Y shares,  which had been offered since 5/1/95,  were re-designated as Class A shares on
3/11/96.

The Fund's  average  annual total returns  include the current  maximum  initial sales charges of 5.75% for Class A and 3.25% for Class M; the  contingent  deferred  sales  charge of 5% (1-year) and 2% (5 year) for Class B; and the
1%  contingent  deferred  sales charge for the 1-year period for Class C. Class B shares  automatically  convert to
Class A shares 72 months after purchase.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class M Shares is compared to the Goldman Sachs Convertible Bond 100 Index, an unmanaged index of convertible securities and the
Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. The Fund also compares its performance to that of the S&P 500 index an unmanaged index of common stock, and that comparison may be found in the Fund's annual report.  The Fund's investments may vary from the securities in the indices.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly for  management of its assets,  administration,  distribution  of its shares and other  services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  Shareholders  pay other  expenses directly,  such as sales  charges and  account  transaction  charges.  The  following  tables are meant to help you understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's expenses during its fiscal year ended December 31, 2001.

Shareholder Fees (charges paid directly from your investment):

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Class A Shares     Class B Shares      Class C Shares     Class M Shares      Class N Shares
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Maximum Sales         5.75%              None                None               3.25%                     None
Charge (Load) on
purchases
(as % of offering
price)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Maximum Deferred      None1              5%2                 1%3                None                       1%4
Sales Charge (Load)
(as % of the lower
of the original
offering price or
redemption proceeds)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

1.       A contingent deferred sales charge may apply to redemptions of investments of $1 million or more
     ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within twelve (12) months of purchase.
4.       Applies to shares redeemed within eighteen  (18) months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      Class A Shares     Class B Shares      Class C Shares     Class M Shares      Class N Shares
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Management Fees       0.47%              0.47%               0.47%              0.47%               0.47%
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Distribution and/or   0.24%              1.00%               1.00%              0.75%               0.50%
Service (12b-1) Fees
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Other Expenses        0.24%              0.24%               0.24%              0.23%               0.25%
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Total Annual          0.95%              1.71%               1.71%              1.45%               1.22%
Operating Expenses
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:              1 Year                3 Years              5 Years            10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                       $666                  $860                 $1,070             $1,674
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                       $674                  $839                 $1,128             $1,633
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                       $274                  $539                 $   928            $2,019
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class M Shares                       $468                  $769                 $1,091             $2,004
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                       $224                  $387                 $   670            $1,477
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:          1 Year                3 Years              5 Years            10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                       $666                  $860                 $1,070             $1,674
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                       $174                  $539                 $   928            $1,633
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                       $174                  $539                 $   928            $2,019
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class M Shares                       $468                  $769                 $ 1,091            $2,004
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                       $124                  $387                 $   670            $1,477
------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example, expenses include the initial sales charge for Class A and Class M and the applicable Class
B, Class C or Class N contingent deferred sales charges. In the second example, the Class A and Class M expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1.       Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 72 months.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  allocation  of the Fund's  portfolio  among  different  types of investments  will vary over time based upon the  Manager's  evaluation  of economic and market  trends.  The Fund's portfolio  might not always include all of the different  types of investments  described  below.  The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The Fund attempts to reduce its exposure to market risks by  diversifying its  investments,  that is, by not holding a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company.  Also,  the Fund does not  concentrate  25% or more of its investments in any one industry.

         However,  changes in the  overall  market  prices of  securities  and the income they pay can occur at any time.  The share  prices and yields of the Fund will change daily based on changes in market  prices of  securities and market conditions, and in response to other economic events.

Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:

o        have higher yields than common stocks but lower yields than comparable non-convertible securities,
o        may be subject to less fluctuation in value than the underlying stock because of their income, and
o        provide potential for capital appreciation if the market price of the underlying common stock increases
              (and in those cases may be thought of as "equity substitutes").

         The Fund does not invest only in securities of issuers in a particular  market  capitalization  range, and at times the Manager  might  increase  the  relative  emphasis of  securities  of issuers in a  particular capitalization range if the Manager believes they offer greater opportunities for total return.

         Securities of smaller,  newer companies may offer greater potential for higher returns,  but they are also subject to greater  risks of default than  larger,  more  established  issuers.  They may have  unseasoned management,  they may lack  established  markets for their  products or services  and may be  dependent on only a few  customers or suppliers for a greater  amount of their  business.  Also,  they may not have the financial  strength to sustain  them  through  business  downturns  or adverse  market  conditions.  These securities may have less of a trading  market than  securities of larger  issuers,  and it might be harder for the Fund to dispose of its holdings at an  acceptable  price when it wants to sell them.  As a result, the Fund's  investments in securities of these issuers have greater risks.  The Fund might not achieve its expected  returns  from these  securities  and its share  price may  fluctuate  more to the extent that it holds these investments.

         In selecting  securities for the Fund's  portfolio and evaluating  their yield  potential and credit risk, the Manager does not rely solely on ratings by rating  organizations  but evaluates  business and economic
         factors   affecting   an  issuer  as  well.   The  debt   securities   the  Fund  buys  may  be  rated  by
         nationally-recognized  rating  organizations such as Moody's Investors Service,  Inc. or Standard & Poor's
         Rating Service,  or they may be unrated  securities  assigned an equivalent rating by the Manager.  Credit ratings  evaluate the  expectation  of scheduled  payments of interest and  principal,  not market  risks.
         Rating  agencies  might not always change their credit  ratings of an issuer in a timely manner to reflect the events that could affect an issuer's ability to make timely payments on its obligations.

         The Fund can invest in debt  securities  that are  investment  grade or below  investment  grade in credit quality and at times will invest  substantial  amounts of its assets in securities  below investment grade to seek  higher  income as part of its goal.  "Investment-grade"  rated  securities  are those in the four highest rating  categories of national  ratings  organizations.  The ratings  definitions of the principal ratings organizations are included in Appendix A to the Statement of Additional Information.

Convertible  Preferred  Stock.  Unlike common stock,  preferred  stock  typically has a stated  dividend rate. When prevailing  interest rates rise, the value of preferred  stock having a fixed dividend rate tends to fall.
         The right to payment of  dividends  on  preferred  stock  generally  is  subordinate  to the rights of the company's debt  securities.  Preferred stock  dividends may be cumulative  (they remain a liability of the company until paid) or non-cumulative.

         Some  convertible  preferred  stock with a  mandatory  conversion  feature has a set call price to buy the underlying  common stock.  If the  underlying  common stock price is less than the call price,  the holder will pay more for the  common  stock than its market  price.  The issuer  might also be able to redeem the
         stock  prior  to  the  mandatory   conversion  date,  which  could  diminish  the  potential  for  capital appreciation on the investment.

"Mandatory-Conversion"  Securities.  These  securities  may combine  features  of both equity and debt  securities.
         Normally  they have a  mandatory  conversion  feature  and an  adjustable  conversion  ratio.  One type of mandatory  conversion  security  is the  convertible  preferred  stock  discussed  above.  Another  is the
         "equity-linked" debt security,  having a principal amount at maturity that depends on the performance of a specified  equity  security,  such as the  issuer's  common  stock.  Their  values can also be affected by interest  rate changes and credit risks of the issuer.  They may be  structured in a way that limits their potential for capital  appreciation  and the entire value of the security may be at risk of loss depending on the  performance  of the underlying  equity  security.  Since the market for these  securities is still relatively new, they may be less liquid than other convertible securities.

Lower-Grade  Securities.  Lower-grade  convertible  securities may offer greater  opportunities  for higher returns than  higher-grade  securities.  Lower-grade  securities  are those  rated below "Baa" by Moody's or lower than "BBB" by Standard & Poor's or similar ratings by other  nationally-recognized  rating  organizations.
         The Fund does not invest in securities  rated below "C" or which are in default.  While  securities  rated
         "Baa"  by  Moody's  or  "BBB"  by S&P are  considered  "investment  grade,"  they  have  some  speculative characteristics.

o        Special  Risks of  Lower-Grade  Securities.  While  investment-grade  securities  are  subject to risks of non-payment of interest and principal,  in general,  higher-yielding  lower-grade bonds,  whether rated or unrated,  have greater  risks than  investment-grade  securities  as stated in "Main Risks of Investing in the  Fund."  There  may be less of a market  for  them and  therefore  they  may be  harder  to sell at an acceptable  price.  These risks mean that the Fund might not achieve the expected income from  lower-grade securities,  and that the Fund's net asset  value per share  could be  affected  by  declines  in value of these securities.

         The Fund also  invests  in  investment-grade  debt  securities.  It is not  required  to  dispose  of debt securities  whose  ratings  fall after the Fund buys them.  However,  the  portfolio  manager will monitor those holdings of issuers whose credit quality falls to determine whether the Fund should sell them.

Derivative  Investments.  In  addition  to using  hedging  instruments  such as  options,  the  Fund can use  other derivative  investments,  such  as  structured  notes  and  "mandatory-conversion"  securities,  including
         "equity-linked"  debt  securities,  because they offer the potential  for  increased  income and principal value.

         Markets  underlying  securities  and indices  may move in a  direction  not  anticipated  by the  Manager.
         Interest  rate and stock  market  changes in the U.S. and abroad may also  influence  the  performance  of derivatives.  As a result  of these  risks the Fund  could  realize  less  principal  or  income  from the investment than expected.  Certain derivative investments held by the Fund may be illiquid.

o        "Structured"  Notes.  Structured notes are  specially-designed  derivative debt  investments.  Payments of principal  or  interest  on those  notes  are  linked  to the  value of an index  (such as a  currency  or securities  index), an individual  stock, or a commodity.  The terms of the instrument may be "structured"
         by the purchaser (the Fund) and the borrower issuing the note.

         The principal  and/or  interest  payments  depend on the  performance  of one or more other  securities or indices.  The values of these notes will  therefore  fall or rise in response to the changes in the values of the underlying  security or index. They are subject to both credit and interest rate risks.  Therefore, the Fund could  receive more or less than it originally  invested when the notes mature.  It might receive less  interest than the stated coupon  payment if the  underlying  investment or index does not perform as anticipated.  Their values may be very  volatile  and they may have a limited  trading  market,  making it difficult for the Fund to sell its investment at an acceptable price.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change  non-fundamental investment policies without shareholder  approval,  although significant changes will be described in amendments to this  Prospectus.  Fundamental  policies  cannot be  changed  without  the  approval  of a  majority  of the Fund's outstanding  voting  shares.  The Fund's  objective  is a not a  fundamental  policy but will not be changed by the
Board without advance notice to shareholders.  Investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment  policy is not  fundamental  unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described below. The Fund might not always use all of them. These techniques have risks,  although some are designed to help reduce overall investment or market risks.

Foreign  Securities.  The Fund can  invest up to 15% of its net  assets  in  foreign  securities.  The Fund can buy securities  of  companies  in both  developed  markets  and  emerging  markets.  The Fund's  foreign  debt investments  can be  denominated  in U.S.  dollars or in  foreign  currencies.  The Fund will buy  foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

o        Risks of Foreign Investing.  While foreign securities offer special  investment  opportunities,  there are also  special  risks  that can  reduce  the Fund's  share  prices  and  returns.  The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities denominated in that foreign  currency.  Currency rate changes can also affect the  distributions  the Fund makes from the income it receives from foreign  securities as foreign  currency  values change against the
         U.S.  dollar.  Foreign  investing  can  result in higher  transaction  and  operating  costs for the Fund.
         Foreign issuers are not subject to the same  accounting and disclosure  requirements  that U.S.  companies are subject to.

         The value of foreign  investments  may be affected  by  exchange  control  regulations,  expropriation  or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Zero-Coupon  Securities.  Some of the debt securities the Fund can buy are  zero-coupon  bonds that pay no interest and are issued at a substantial  discount  from their face value.  Zero-coupon  securities  are subject to greater fluctuations in price from interest rate changes than  interest-bearing  securities.  The Fund may have to pay  out  the  imputed  income  on  zero-coupon  securities  without  receiving  the  actual  cash currently.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading market,  making it  difficult  to value  them or  dispose  of them  promptly  at an  acceptable  price.  A restricted  security may have a contractual  restriction on its resale or cannot be sold publicly until it is registered  under the  Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or  restricted  securities.  Certain  restricted  securities  that are  eligible for resale to qualified  institutional  purchasers may not be subject to that limit.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis to determine  whether to sell any holdings to maintain  adequate liquidity.

Hedging.  The Fund can buy and sell put and call  options.  These are  referred  to as "hedging  instruments."  The
         Fund is not  required  to use hedging  instruments  to seek its  objective.  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

         The Fund  could  write  covered  call  options on stocks,  purchase  put  options on stocks and enter into closing  transactions  on these  options  for a number of  purposes.  It might do so to try to manage  its exposure to the  possibility  that the prices of its portfolio  securities  may fall or to try to increase its income.

         Options trading  involves the payment of premiums and has special tax effects on the Fund.  There are also special  risks in particular  hedging  strategies.  For example,  if a covered call written by the Fund is exercised on an investment  that has increased in value,  the Fund will be required to sell the investment at the call price and will not be able to realize  any profit if the  investment  has  increased  in value above the call price.

         If the Manager used a hedging  instrument at the wrong time or judged market conditions  incorrectly,  the strategy  could  reduce the Fund's  return.  The Fund  could also  experience  losses if the prices of its options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market.

Temporary  Defensive  and Interim  Investments.  For cash  management  purposes the Fund can hold cash  equivalents such  as  commercial  paper,  repurchase  agreements,  U.S.  Treasury  bills  and  other  short-term  U.S.
         government  securities.  In times of  unstable  market or economic  conditions,  the Fund can invest up to
         100% of its  assets in  temporary  defensive  investments.  These  would  ordinarily  be  short-term  U.S.
         government  securities,  commercial  paper in the highest rating  category,  bank  obligations of domestic banks having  assets of at least $500  million or  repurchase  agreements.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio  Turnover.  The Fund's  investment  process may cause the Fund to engage in active and frequent  trading.
         Therefore,  the Fund may engage in  short-term  trading while trying to achieve its  objective.  Portfolio turnover  increases  brokerage  costs the Fund pays (and reduces  performance).  Additionally,  securities trading  can cause the Fund to realize  capital  gains that are  distributed  to  shareholders  as taxable distributions.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day  business.  The Manager carries out its duties,  subject to the policies established by the Fund's Board of Trustees,  under an investment advisory agreement  that states the Manager's  responsibilities.  The  agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment  advisor since January 1960. The Manager  (including  subsidiaries  and certain  affiliates)  managed assets of more than $130 billion as of March 31, 2002,  including  other  Oppenheimer funds with more than 6.3 million  shareholder  accounts.  The Manager is located at 498 Seventh  Avenue,  New York,
New York 10018.

Portfolio  Manager.  The portfolio manager of the Fund is Edward Everett.  Mr. Everett has been a portfolio manager of the  Fund  since  July  12,  1993  and he is the  person  principally  responsible  for the  day-to-day management  of the Fund's  portfolio.  Mr.  Everett is a Vice  President of the Manager.  Prior to joining the  Manager in January  1996,  he was a  portfolio  manager of  Fielding  Management  Company,  Inc.,  an investment advisor.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that  declines on  additional  assets as the Fund  grows:  0.625% of the first $50 million of average annual net assets of the Fund,  0.50% of the next $250 million,  and 0.4375% of average  annual net assets over $300  million.  The Fund's  advisory  fee for its last fiscal year ended  December 31, 2001 was 0.47%
         of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW  DO  you  buy  SHARES?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption)  orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer,  broker,  or financial  institution that has a sales  agreement  with the  Distributor.  Your dealer will place your order with the  Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  New Account Application and return it with a check payable to "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217.
         If you don't  list a dealer on the  application,  the  Distributor  will act as your  agent in buying  the shares.  However,  we recommend that you discuss your investment with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o   Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum  investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at
         1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.

     o   Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,  you pay for shares by electronic funds  transfers  from your bank  account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)  system.  You can  provide  those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone  instructions using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink,"  below for more details.

     o   Buying  Shares  Through  Asset Builder  Plans.  You may purchase  shares of the Fund (and up to four other
         Oppenheimer  funds)  automatically  each month from your account at a bank or other financial  institution under an Asset  Builder  Plan with  AccountLink.  Details  are in the Asset  Builder  Application  and the
         Statement of Additional Information.

How Much Must You Invest?  You can buy Fund shares with a minimum initial  investment of $1,000 and make additional investments  at any time with as little as $25.  There are reduced  minimum  investments  under special  investment plans.

     o   With Asset Builder Plans,  403(b) plans,  Automatic  Exchange Plans and military  allotment plans, you can make initial and  subsequent  investments  for as little as $25. You can make  additional  purchases of at least $25 through AccountLink.

     o   Under retirement plans,  such as IRAs,  pension and  profit-sharing  plans and 401(k) plans, you can start your  account with as little as $250.  If your IRA is started as an Asset  Builder  Plan,  the $25 minimum applies.  Additional purchases may be for as little as $25.

     o   The  minimum  investment  requirement  does not  apply  to  reinvesting  dividends  from the Fund or other
         Oppenheimer  funds (a list of them appears in the  Statement  of  Additional  Information,  or you can ask
         your dealer,  or call the Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares  Sold?  Shares are sold at their  offering  price  which is the net asset  value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in  Colorado,  or after any agent  appointed by the  Distributor  receives the order and sends it to the Distributor.

Net Asset Value.  The Fund  calculates  the net asset value of each class of shares as of the close of The New York
         Stock  Exchange,  on each day the  Exchange  is open for  trading  (referred  to in this  Prospectus  as a
         "regular  business day"). The Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is  determined  by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.  To determine net asset value, the
         Fund's Board of Trustees has established  procedures to value the Fund's securities,  in general, based on market value.  The Board has adopted  special  procedures for valuing  illiquid and restricted  securities and  obligations  for which market  values  cannot be readily  obtained.  Because some foreign  securities trade in markets and on exchanges  that operate on weekends and U.S.  holidays,  the values of some of the
         Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that day, an event  occurs  that the Manager  deems  likely to cause a material  change in the value of such  security,  the Fund's Board of Trustees has  authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent must receive your order by the time of day The New York Stock Exchange  closes that day.
         If your order is  received on a day when the  Exchange  is closed or after it has  closed,  the order will receive the next offering price that is determined after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of
         The New York  Stock  Exchange  and  transmit  it to the  Distributor  so that it is  received  before  the
         Distributor's  close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund  offers  investors  five  different  classes of shares.  The different  classes of shares  represent  investments  in the same  portfolio  of  securities,  but the  classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
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Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge (on  investments  up to $1 million).
         The amount of that sales charge will vary  depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares  within six years of buying  them,  you will normally pay a contingent  deferred sales charge.  That contingent  deferred sales charge varies depending on how long you own your shares, as described in "How CanYou Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares  within 12 months of buying  them,  you will normally  pay a  contingent  deferred  sales  charge  of 1.0%,  as  described  in "How Can You Buy Class C
         Shares?" below.
-------------------------------------------------------------------------------------------------------------------

Class M Shares.  If you buy Class M shares,  you pay an initial  sales  charge.  The  amount of that  sales  charge depends on the amount you invest. Additionally, there is an annual asset-based sales charge.

Class N Shares.  If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within  18  months of the  retirement  plan's  first  purchase  of Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Which class of shares should you choose?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best  suited to your needs  depends on a number of factors  that you should discuss  with your  financial  advisor.  Some  factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should  re-evaluate  those factors to see if you should consider  another class of shares.  The Fund's operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

         The  discussion  below  is  not  intended  to be  investment  advice  or a  recommendation,  because  each investor's  financial  considerations  are different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of  different  classes.  Of course,  these  examples are based on approximations  of the effects of current sales charges and expenses  projected over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be predicted with certainty, knowing how long you expect to hold your  investment  will assist you in selecting the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced  sales  charges  available  for larger  purchases of Class A or
         Class M shares may,  over time,  offset the effect of paying an initial  sales charge on your  investment, compared  to the effect  over time of higher  class-based  expenses on shares of Class B, Class C or Class
         N. For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o   Investing  for the  Shorter  Term.  While the Fund is meant to be a  long-term  investment,  if you have a relatively  short-term  investment  horizon  (that is, you plan to hold your  shares for not more than six years),  you should probably  consider  purchasing  Class A, Class M or Class C shares rather than Class B shares.  That is because  of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment  return for that  class  in the  short-term.  Class C  shares  might be the  appropriate  choice  (especially  for investments of less than  $100,000),  because there is no initial sales charge on Class C shares,  and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon increases  toward six years,  Class C or Class M shares  might not be as  advantageous  as Class A shares.
         That is because  the annual  asset-based  sales  charge on Class C and Class M shares  will have a greater impact on your account over the longer term than the reduced  front-end sales charge  available for larger purchases of Class A shares.

         And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most advantageous  choice, no matter how long you intend to hold your shares.  For that reason, the
         Distributor  normally will not accept  purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C or Class M shares from a single investor.

      o  Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to
         Class B, Class C, Class M and Class N  shareholders.  Other features may not be advisable  (because of the effect  of the  contingent  deferred  sales  charge)  for  Class  B,  Class C and  Class  N  shareholders.
         Therefore,  you should carefully review how you plan to use your investment  account before deciding which class of shares to buy.

         Additionally,  the  dividends  payable  to Class B,  Class C,  Class M and  Class N  shareholders  will be reduced by the additional  expenses  borne by those classes that are not borne by Class A shares,  such as the Class B, Class C, Class M and Class N asset-based  sales charge  described  below and in the Statement of  Additional  Information.  Share  certificates  are only  available  on Class A shares,  and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is important  to remember  that Class B,
         Class C and Class N  contingent  deferred  sales  charges  and  asset-based  sales  charges  have the same purpose  as the  front-end  sales  charge  on sales of  Class A and  Class M  shares:  to  compensate  the
         Distributor  for  concessions  and  expenses it pays to dealers  and  financial  institutions  for selling shares.  The Distributor may pay additional  compensation from its own resources to securities  dealers or financial  institutions  based  upon the  value of  shares of the Fund  owned by the  dealer or  financial institution for its own account or for its customers.

Special Sales Charge  Arrangements and Waivers.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges  that apply in certain  cases and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups,  or under specified  retirement plan arrangements or in other  special  types of  transactions.  To receive a waiver or special  sales  charge  rate,  you must  advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN you BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be available, as described below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge  varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

   ----------------------------------- ------------------------ ------------------------- ----------------------
   Amount of Purchase                  Front-End Sales          Front-End Sales           Concession As
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   Less than $25,000                   5.75%                    6.10%                     4.75%
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   $25,000 or more but                 5.50%                    5.82%                     4.75%
   less than $50,000
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   $50,000 or more but                 4.75%                    4.99%                     4.00%
   less than $100,000
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   $100,000 or more but                3.75%                    3.90%                     3.00%
   less than $250,000
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   $250,000 or more but                2.50%                    2.56%                     2.00%
   less than $500,000
   ----------------------------------- ------------------------ ------------------------- ----------------------
   ----------------------------------- ------------------------ ------------------------- ----------------------
   $500,000 or more but                2.00%                    2.04%                     1.60%
   less than $1 million
   ----------------------------------- ------------------------ ------------------------- ----------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1  million  or more,  or for  certain  purchases  by particular  types of retirement  plans that were  permitted to purchase such shares prior to March 1, 2001
         ("grandfathered  retirement  accounts").  Retirement plans are not permitted to make initial  purchases of
         Class A shares  subject to a contingent  deferred  sales charge.  The  Distributor  pays dealers of record concessions  in an amount  equal to 1.0% of  purchases  of $1 million or more other than by  grandfathered retirement  accounts.  For those grandfathered  retirement  accounts,  the concession is 1.0% of the first
         $2.5 million,  plus 0.50% of the next $2.5 million,  plus 0.25% of purchases  over $5 million,  calculated on a calendar  year basis.  In either  case,  the  concession  will not be paid on  purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within an 18-month  "holding  period" measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called the "Class A  contingent  deferred  sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o        (1) the  aggregate  net asset value of the redeemed  shares at the time of  redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o        (2) the original  net asset value of the redeemed  shares.  The Class A contingent  deferred  sales charge will not exceed the aggregate  amount of the concessions the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the Class A  contingent  deferred sales charge.

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by retirement  plans that have $10 million or more in plan assets and that have entered into a special  agreement with the  Distributor  and by retirement  plans which are part of a retirement  plan  product or  platform  offered  by certain  banks,  broker-dealers,  financial  advisors, insurance  companies or record keepers which have entered into a special  agreement with the  Distributor.
         The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans.  That  concession  will not be paid on  purchases  of shares by a  retirement  plan made with the  proceeds of the  redemption  of Class N shares of one or more
         Oppenheimer funds held by the plan for more than 18 months.

HOW CAN you BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their  purchase,  a contingent  deferred  sales charge will be deducted from the redemption  proceeds.  The Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
                                                            That Year
was Accepted                                                (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
----------------------------------------------------------- --------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase  them.  This  conversion  feature  relieves  Class B shareholders  of the  asset-based  sales charge that applies to Class B shares under the Class B Distribution  and Service Plan,  described  below.
         The  conversion  is based on the relative  net asset value of the two classes,  and no sales load or other charge is  imposed.  When any Class B shares  that you hold  convert,  any other  Class B shares that were acquired by reinvesting  dividends and  distributions on the converted shares will also convert to Class A shares.  For  further  information  on the  conversion  feature  and its tax  implications,  see  "Class B
         Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS M SHARES?  Class M shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial sales charge.1 In other  cases,  reduced  sales  charges  may be  available  under the Fund's
"Right of  Accumulation"  or Letter of Intent,  as described under Class A procedures  above. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales  charge  varies  depending  on the amount  you  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The  Distributor  reserves the right to reallow the entire  concession to dealers.  The Distributor  does not accept purchases of Class M shares in amounts of $1 million or more. The current sales charge rates and concession paid to dealers are as follows:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Amount of Purchase              Front-End Sales Charge As    Front-End Sales Charge As    Concession As Percentage
                                a Percentage of              a Percentage of Net Amount
                                Offering Price               Invested                     of Offering Price
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Less than $250,000              3.25%                        3.36%                        3.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$250,000 or more but less       2.25%                        2.30%                        2.00%
than $500,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
$500,000 or more but less       1.25%                        1.27%                        1.00%
than $1 million
------------------------------- ---------------------------- ---------------------------- ----------------------------

HOW CAN YOU BUY CLASS N SHARES?  Class N shares are offered  only  through  retirement  plans  (including  IRAs and
403(b)  plans)  that  purchase  $500,000  or more of Class N shares  of one or more  Oppenheimer  funds or  through retirement  plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more eligible  participants.  See "Availability of Class N Shares" in the Statement of Additional  Information for other circumstances where Class N Shares are available for purchase.

A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares if:

o        The group  retirement plan is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

                  Retirement plans that offer Class N shares may impose charges on plan participant accounts.
The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.  Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

Service  Plan for  Class A Shares.  The Fund has  adopted a Service  Plan for  Class A shares.  It  reimburses  the
         Distributor  for a portion of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an annual  rate of up to 0.25% of the  average  annual  net assets of Class A shares of the Fund.  The  Distributor  currently  uses all of those fees to pay dealers, brokers,  banks and other financial  institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution  and  Service  Plans  for  Class B,  Class  C,  Class M and  Class N  Shares.  The  Fund  has  adopted
         Distribution  and  Service  Plans for Class B, Class C, Class M and Class N shares to pay the  Distributor for its services and costs in  distributing  Class B, Class C and Class N shares and  servicing  accounts.
         Under the plans,  the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% on Class B and  Class C shares  and an  asset-based  sales  charge  of 0.50% on Class M shares  and 0.25% per year on
         Class N shares.  The Distributor  also receives a service fee of 0.25% per year under each of the Class B,
         Class C and Class N plans.

         The asset-based  sales charge and service fees increase Class B and Class C expenses by up to 1.0%,  Class
         M expenses by up to 0.75% and  increase  Class N expenses by up to 0.50% of the net assets per year of the respective  class.  Because these fees are paid out of the Fund's assets on an on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than  other  types of sales charges.

         The Distributor uses the service fees to compensate  dealers for providing  personal services for accounts that hold Class B, Class C, Class M or Class N shares.  The  Distributor  pays the 0.25%  service  fees to dealers in advance  for the first year  after the  shares are sold by the  dealer.  After the shares  have been held for a year,  the  Distributor  pays the  service  fees to  dealers  on a  quarterly  basis.  The
         Distributor retains the service fees for accounts for which it renders the required personal services.

         The  Distributor  currently  pays a sales  concession of 3.75% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sales of Class B shares is  therefore  4.00%
         of the purchase  price.  The  Distributor  retains the Class B asset-based  sales charge.  The Distributor also  retains  the  Class M  asset-based  sales  charge,  but may use all or part of it to pay  additional compensation  to  dealers  that sell Class M shares.  See the  Statement  of  Additional  Information  for
         exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is therefore  1.0% of the purchase price.  The Distributor  pays the  asset-based  sales charge as an ongoing  concession to the dealer on Class C shares that have been  outstanding  for a year or more.  See the Statement of Additional
         Information for exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  1.0% of the purchase  price.  The  Distributor  retains the  asset-based  sales charge on Class N shares.  See the
         Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account  with an  account at a U.S.  bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

      o  transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer  Agent send  redemption  proceeds or transmit  dividends and  distributions  directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been  established.  To purchase shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink privileges by sending  signature-guaranteed  instructions to the Transfer Agent.  AccountLink privileges will apply to each shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions  terminating or changing those privileges.  After
you  establish   AccountLink  for  your  account,   any  change  of  bank  account  information  must  be  made  by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.

Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.533.3310.  You must have  established  AccountLink  privileges  to link your bank  account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can  exchange  shares automatically  by phone from your Fund  account  to  another  OppenheimerFunds  account  you have  already established by calling the special PhoneLink number.

Selling  Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the proceeds  directly to your AccountLink  bank account.  Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.525.7048  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the  OppenheimerFunds  Internet website,  at  WWW.OPPENHEIMERFUNDS.COM.  Additionally,  shareholders  listed in the
                                              ------------------------
account  registration  (and the  dealer of record)  may  request  certain  account  transactions  through a special section of that web site. To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the Transfer  Agent at  1.800.525.7048.  At times,  the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your  Class A,  Class B or Class M shares of the Fund,  you have up to six months to  reinvest  all or part of the  redemption  proceeds in Class A shares of the Fund or other
Oppenheimer  funds without  paying a sales charge.  This  privilege  applies only to Class A or Class M shares that you  purchased  subject to an initial  sales charge and to Class A or Class B shares on which you paid a contingent deferred  sales charge when you redeemed  them.  This  privilege  does not apply to Class C or Class N shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement  plan account.  If you participate in a plan sponsored  by your  employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.

SEP-IRAs.   These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.

Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which means that it must comply with the  procedures  described  below) and is accepted  by the  Transfer  Agent.  The Fund lets you sell your shares by writing a letter,  by wire, or by telephone.  You can also set up Automatic  Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please call the
Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan account.  Call the Transfer Agent for a distribution  request form.  Special  income tax  withholding  requirements apply to distributions  from retirement  plans. You must submit a withholding form with your redemption  request to avoid delay in getting  your money and if you do not want tax  withheld.  If your  employer  holds your  retirement plan account for you in the name of the plan,  you must ask the plan trustee or  administrator  to request the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.  The minimum  redemption  you can have sent by wire is  $2,500.  There is a $10 fee for each  wire.  To find out how to set up this  feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instructions that includes:

     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO you SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an  OppenheimerFunds  retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative, call 1.800.852.8457

     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310

                  Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

o        Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be  redeemed  by  telephone  in any seven day period.  The check must be  payable  to all owners of record of the shares and must be sent to the  address on the account statement. This service is not available within 30 days of changing the address on an account.

o        Telephone  Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone  redemption proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have  requested  Federal Funds wire  privileges for your account,  the wire of the redemption  proceeds will  normally  be  transmitted  on the next bank  business  day after the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven  days to enable the Fund to sell  securities  to pay the redemption  proceeds.  No dividends  are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire

CAN YOU SELL SHARES THROUGH your DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT  DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B,
Class C or Class N contingent  deferred sales charge and redeem any of those shares during the  applicable  holding period for the class of  shares,  the  contingent  deferred  sales  charge  will be  deducted  from the  redemption proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the Statement of Additional  Information  and you advise the Transfer Agent of your  eligibility  for the waiver when you place your redemption request).

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:

     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent  deferred  sales  charges are not charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period, the holding period will carry over to the fund whose  shares  you  acquire.  Similarly,  if you  acquire  shares of this  Fund by  exchanging  shares  of  another
Oppenheimer fund that are still subject to a contingent  deferred sales charge holding period,  that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of  exchange,  without  sales  charge.  Shares of the Fund can be  purchased  by  exchange  of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other
Oppenheimer  funds.  For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.  In some cases,  sales  charges  may be imposed on  exchange  transactions.  Additionally,  you can  exchange
Class M shares of this Fund for Class A shares of another fund.  You cannot  exchange  shares of other  Oppenheimer funds for Class M shares of this Fund (except for shares of money market  funds  acquired by exchange  from Class M shares of this Fund).  In some cases,  sales  charges may be imposed on exchange  transactions.  For tax  purposes, exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the shares of the other fund,  which may result in a capital  gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of
Additional Information for more details.

         You  can  find a list  of  Oppenheimer  funds  currently  available  for  exchanges  in the  Statement  of
         Additional  Information or obtain one by calling a service  representative  at  1.800.525.7048.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.
         Send it to the  Transfer  Agent  at the  address  on the  back  cover.  Exchanges  of  shares  held  under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative at  1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges  may be made only  between  accounts  that are  registered  with the same  name(s) and  address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

     o   Shares are normally  redeemed from one fund and purchased from the other fund in the exchange  transaction on the same regular  business day on which the Transfer Agent  receives an exchange  request that conforms to the policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day,  which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase  of shares of the fund you are  exchanging  into up to seven  days if it  determines  it would be disadvantaged by the same day exchange.
     o   The  interests  of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are  repeatedly  bought and sold in  response  to  short-term  market fluctuations--also  known as "market  timing." When larger dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash needed to buy a market  timer's  Fund  shares.  These  factors may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive effect on the Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any person,  group or account  that the  Manager  believes to be a market timer.
     o   The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  The Fund will provide you notice  whenever it is  required to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
     o   If the Transfer  Agent cannot  exchange all the shares you request  because of a restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information  about the Fund's policies and procedures for buying,  selling and exchanging  shares is contained in the Statement of Additional Information.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering  may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. If an account has more than one owner,  the Fund and the Transfer  Agent may rely on the instructions of any one owner.
         Telephone  privileges apply to each owner of the account and the dealer  representative  of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are genuine,  by  requiring  callers to provide tax identification  numbers and other account data or by using PINs, and by confirming  such  transactions  in writing.  The  Transfer  Agent and the Fund will not be liable  for  losses  or  expenses  arising  out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper  form.  From  time to  time,  the  Transfer  Agent  in its  discretion  may  waive  certain  of the requirements for redemptions stated in this Prospectus.

Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the National
         Securities  Clearing  Corporation are responsible for obtaining their clients' permission to perform those transactions,  and are  responsible  to their  clients  who are  shareholders  of the  Fund if the  dealer performs any transaction erroneously or improperly.

The  redemption  price for  shares  will vary from day to day  because  the value of the  securities  in the Fund's portfolio  fluctuates.  The  redemption  price,  which is the net asset  value per  share,  will  normally differ  for each  class of  shares.  The  redemption  value of your  shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by
         Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
         redemption  instructions  in  proper  form.  However,  under  unusual  circumstances   determined  by  the
         Securities and Exchange  Commission,  payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer  Agent may delay  forwarding a check or processing a payment via  AccountLink  for recently  purchased shares,  but only until the purchase  payment has  cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you purchase  shares by Federal  Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer
         Agent that your purchase payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account value has fallen below $200 for reasons  other than the fact that the market value of the shares has dropped.  In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the  cancellation  of share  purchase orders.

Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the Fund's portfolio.

"Backup  withholding" of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified  Social Security or Employer  Identification  Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

To  avoid  sending  duplicate  copies  of  materials  to  households,  the  Fund  will  mail  only one copy of each prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders having  the same last name and  address  on the  Fund's  records.  The  consolidation  of these  mailings, called householding, benefits the Fund through reduced mailing expense.

         If you  want to  receive  multiple  copies  of  these  materials,  you may  call  the  Transfer  Agent  at
         1.800.525.7048.  You may also notify the Transfer  Agent in writing.  Individual  copies of  prospectuses, reports  and  privacy  notices  will be sent to you  commencing  within 30 days after the  Transfer  Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on each regular  business day and to pay those dividends to shareholders  quarterly in March,  June,  September and
December  on a date  selected  by the  Board  of  Trustees.  Daily  dividends  will  not be  declared  or  paid  on newly-purchased  shares until  Federal  Funds are  available to the Fund from the purchase  payment for the shares.
Dividends  and other  distributions  paid on Class A shares will  generally be higher than  dividends  for Class B,
Class C, Class M or Class N shares,  which  normally have higher  expenses than Class A. The Fund cannot  guarantee that it will pay any dividends or other distributions.

Capital  Gains.  The Fund may realize  capital gains on the sale of portfolio  securities.  If it does, it may make distributions  out of any net  short-term or long-term  capital  gains in December of each year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains  distributions in additional shares of the Fund.

Reinvest  Dividends or Capital Gains. You can elect to reinvest some distributions  (dividends,  short-term capital gains  or  long-term  capital  gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions by check or having them sent to your bank account through AccountLink.

Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.

Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the following tax implications  of  investing  in the Fund.  Distributions  are  subject to federal  income tax and may be subject to state or local  taxes.  Dividends  paid from  short-term  capital  gains and net  investment  income are taxable as
ordinary  income.   Long-term   capital  gains  are  taxable  as  long-term   capital  gains  when  distributed  to
shareholders.  It does not matter how long you have held your shares.  Whether you reinvest your  distributions  in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you  received  in the  previous  year.  Any  long-term  capital  gains  will be  separately  identified  in the tax information the Fund sends you after the end of the calendar year.

Avoid  "Buying a Dividend."  If you buy shares on or just before the Fund  declares a capital  gains  distribution, you will pay the full  price for the  shares  and then  receive a portion  of the price  back as a taxable capital gain.

Remember,  There May Be Taxes on Transactions.  Because the Fund's share prices  fluctuate,  you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with  your tax  advisor  about the  effect of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request

FINANCIAL HIGHLIGHTS

Class A           Year Ended December 31,             2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------

Per Share Operating Data

Net asset value, beginning of period                $13.85      $16.36      $14.84      $15.32       $14.27
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .48         .72         .70         .70         .71/1/
Net realized and unrealized gain (loss)               (.94)      (1.45)       2.66        (.08)       1.93/1/
                                                    --------------------------------------------------------
Total income (loss) from
investment operations                                 (.46)       (.73)       3.36         .62        2.64
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.63)       (.72)       (.70)       (.70)       (.72)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.63)      (1.78)      (1.84)      (1.10)      (1.59)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.85      $16.36      $14.84      $15.32
                                                    ========================================================
------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.30)%     (4.81)%     23.37%       4.08%      18.77%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $187,458    $210,903    $220,671    $221,693    $192,212
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $197,514    $225,938    $207,008    $220,423    $145,929
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 3.58%       4.42%       4.55%       4.55%       4.58%
Expenses                                              0.95%       0.90%       0.95%       0.93%/4/    0.95%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        0.93%/4/    0.95%/4/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

                    | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class B           Year Ended December 31,             2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------

Per Share Operating Data
Net asset value, beginning of period                $13.87      $16.38      $14.87      $15.35      $14.29
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .38         .59         .59         .58        .59/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.94/1/
                                                    -------------------------------------------------------
Total income (loss) from
investment operations                                 (.55)       (.86)       3.24         .50        2.53
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.53)       (.59)       (.59)       (.58)       (.60)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)      (1.65)      (1.73)       (.98)      (1.47)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.79      $13.87      $16.38      $14.87      $15.35
                                                    =======================================================
-----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.97)%     (5.55)%     22.35%       3.30%      17.93%

-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $286,829    $373,860    $431,370    $445,544    $383,755
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $330,806    $418,592    $414,611    $441,677    $296,426
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                 2.75%       3.62%       3.79%       3.79%       3.80%
Expenses                                              1.71%       1.70%       1.71%       1.69%/4/    1.72%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.69%/4/    1.72%/4/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

                    | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class C     Year Ended December 31,                   2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------

Per Share Operating Data
Net asset value, beginning of period                $13.84      $16.35      $14.84      $15.32      $14.27
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .38         .59         .59         .58        .59/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.93/1/
                                                    --------------------------------------------------------
Total income (loss) from
investment operations                                 (.55)       (.86)       3.24         .50        2.52
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  (.53)       (.59)       (.59)       (.58)       (.60)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)      (1.65)      (1.73)       (.98)      (1.47)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.84      $16.35      $14.84      $15.32
                                                    ========================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.98)%     (5.56)%     22.41%       3.32%      17.88%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $76,846     $91,567     $94,352    $108,339     $85,397
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $85,774     $96,574     $94,329    $105,974     $62,343
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 2.80%       3.62%       3.80%       3.81%       3.82%
Expenses                                              1.71%       1.70%       1.70%       1.68%/4/    1.70%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.68%/4/    1.70%/4/
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

                  | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class M    Year Ended December 31,                    2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------

Per Share Operating Data
Net asset value, beginning of period                $13.84      $16.35      $14.84      $15.32      $14.27
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41         .64         .63         .62        .62/1/
Net realized and unrealized gain (loss)               (.93)      (1.45)       2.65        (.08)      1.94/1/
                                                    -------------------------------------------------------
Total income (loss) from
investment operations                                 (.52)       (.81)       3.28         .54        2.56
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.56)       (.64)       (.63)       (.62)       (.64)
Distributions from net realized gain                    --       (1.06)      (1.14)       (.40)       (.87)
                                                    -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.56)      (1.70)      (1.77)      (1.02)      (1.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.76      $13.84      $16.35      $14.84      $15.32
                                                    =======================================================

-----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                  (3.72)%    (5.30)%      22.74%       3.58%      18.19%

-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)          $144,612    $181,521    $234,023    $263,716    $297,292
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $160,919    $213,617    $235,419    $288,953    $285,621
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                 3.04%       3.90%       4.06%       4.02%       4.05%
Expenses                                              1.45%       1.42%       1.45%       1.43%/4/    1.46%/4/
Expenses, net of interest expense/5/                   N/A         N/A         N/A        1.43%/4/    1.46%/4/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 69%        127%         95%         90%         79%

1. Per share information has been determined based on average shares outstanding for the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

                  | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

                                                               Period Ended
Class N                                                   December 31, 2001/1/
-------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                                   $13.68
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .42
Net realized and unrealized gain (loss)                                  (.84)
                                                                       --------
Total income (loss) from investment operations                           (.42)
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.50)
Distributions from net realized gain                                       --
                                                                       --------
Total dividends and/or distributions to shareholders                     (.50)
-------------------------------------------------------------------------------
Net asset value, end of period                                         $12.76
                                                                       ========

-------------------------------------------------------------------------------
Total Return, at Net Asset Value/2/                                     (3.02)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                               $   36
-------------------------------------------------------------------------------
Average net assets (in thousands)                                      $   10
-------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                                    5.45%
Expenses                                                                 1.22%
-------------------------------------------------------------------------------
Portfolio turnover rate                                                    69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                  | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Convertible Securities Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.  This  document  includes  additional  information  about the  Fund's investment  policies,  risks,  and operations.  It is  incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's  investments  and performance is available  in the Fund's  Annual  and  Semi-Annual  Reports to  shareholders.  The Annual  Report  includes a
discussion  of  market  conditions  and  investment   strategies  that  significantly   affected  the  Fund's
performance during its last fiscal year.

How to Get More Information
You can request the Statement of  Additional  Information,  the Annual and  Semi-Annual  Reports,  the notice explaining the Fund's Privacy Policy and other information about the Fund or your account:

------------------------------------------- ------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            WWW.OPPENHEIMERFUNDS.COM
------------------------------------------- ------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information  can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.  Information on the operation of the Public  Reference
Room may be obtained by calling the SEC at  202.942.8090.  Reports and other  information  about the Fund are available on the EDGAR database on the SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained after payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the
Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.

The Fund's SEC File No. 811-4576
PR0345.001.0402Printed on recycled paper.

Appendix to Prospectus of
Oppenheimer Convertible Securities Fund

         Graphic material included in the Prospectus of Oppenheimer Convertible Securities Fund (the "Fund")
under the heading: "Annual Total Returns (Class M)(as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class M shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

------------------------------------------------------------ ---------------------------------------------------------
Year Ended:                                                  Annual Total Return
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/92                                                     31.19%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/93                                                     21.24%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/94                                                      -1.19%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/95                                                     26.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/96                                                       9.58%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/97                                                     18.19%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/98                                                       3.58%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/99                                                     22.74%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
12/31/00                                                     -5.30%
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12/31/01                                                     -3.72%
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N-1A/345_(ConvertibleSecurities)/2002/345psp(b)0402

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1 Accounts holding Class M shares established prior to March 11, 1996, can purchase additional Class M shares without sales charge, at the offering price equal to the net asset value per share.